Stock-Based Compensation - Summary of Stock Option Activity (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Options, Outstanding	7,678,058	7,088,261	7,088,261
Number of Options, Granted	0		2,377,173
Number of Options, Exercised	0	0	0
Number of Options, Cancelled or forfeited	(1,138,419)		(1,787,376)
Number of Options, Outstanding	6,539,639		7,678,058	7,088,261
Number of Options, Vested or expected to vest	6,539,639		7,678,058
Number of Options, Options exercisable	4,414,297		4,851,096
Weighted- Average Exercise Price, Outstanding	$ 5.02	$ 6.35	$ 6.35
Weighted- Average Exercise Price, Cancelled or forfeited	8.06		5.57
Weighted- Average Exercise Price, Outstanding	4.49		5.02	$ 6.35
Weighted- Average Exercise Price, Vested or expected to vest	4.49		5.02
Weighted- Average Exercise Price, Options exercisable	$ 5.47		$ 6.43
Weighted- Average Remaining Contractual Term, Outstanding	6 years 9 months 10 days		6 years 3 months	6 years 11 months 1 day
Weighted- Average Remaining Contractual Term, Vested or expected to vest	6 years 9 months 10 days		6 years 3 months
Weighted- Average Remaining Contractual Term, Option exercisable	5 years 10 months 24 days		4 years 9 months 10 days
Aggregate Intrinsic Value, Outstanding	$ 15		$ 426	$ 94
Aggregate Intrinsic Value, Vested or expected to vest	15		426
Aggregate Intrinsic Value, Options exercisable as of March 31, 2025	$ 15		$ 77